Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)
Energy Equipment & Services (8.8%)
	Oil & Gas Drilling (0.6%)
	Helmerich & Payne Inc.	503,923	10,144
^,*	Transocean Ltd.	2,810,139	3,738
	Patterson-UTI Energy Inc.	974,413	3,596
^	Nabors Industries Ltd.	54,600	2,023
^,*	Valaris plc Class A	1,830,827	613
^,*	Noble Corp. plc	3,180,130	413

	Oil & Gas Equipment & Services (8.2%)
	Schlumberger Ltd.	6,128,913	113,201
	Baker Hughes Co. Class A	2,899,724	47,874
	Halliburton Co.	3,903,505	45,866
	National Oilwell Varco Inc.	1,728,465	21,554
	TechnipFMC plc	1,920,787	14,214
*	Dril-Quip Inc.	172,802	5,252
	Cactus Inc. Class A	228,443	4,359
	Core Laboratories NV	214,178	4,331
	Archrock Inc.	638,216	4,053
^,*	Apergy Corp.	381,693	3,462
*	Oceaneering International Inc.	505,395	3,245
*	SEACOR Holdings Inc.	98,539	2,641
	NexTier Oilfield Solutions Inc.	888,674	2,577
*	Helix Energy Solutions Group Inc.	763,161	2,564
*	ProPetro Holding Corp.	451,402	2,234
	DMC Global Inc	78,007	2,227
*	Select Energy Services Inc. Class A	345,735	2,054
	Liberty Oilfield Services Inc. Class A	359,211	1,850
*	Matrix Service Co.	156,381	1,723
*	Oil States International Inc.	382,028	1,620
	US Silica Holdings Inc.	469,882	1,386
*	Frank's International NV	608,988	1,370
	Solaris Oilfield Infrastructure Inc. Class A	192,766	1,336
*	Exterran Corp.	188,352	1,209
^,*	RPC Inc.	368,803	1,173
*	Newpark Resources Inc.	576,208	1,164
*	Tidewater Inc.	234,243	1,117
*	SEACOR Marine Holdings Inc.	288,521	447
*	Covia Holdings Corp.	625,174	314
^,*	Nine Energy Service Inc.	71,999	146
^,*	KLX Energy Services Holdings Inc.	37,468	56
*	TETRA Technologies Inc.	76,527	25
^,*	Forum Energy Technologies Inc.	84,242	24
*,^	FTS International Inc.	31	—
			317,195

Oil, Gas & Consumable Fuels (90.5%)
	Coal & Consumable Fuels (0.1%)
	Arch Coal Inc. Class A	82,073	2,705
	Peabody Energy Corp.	410,756	1,294
*	CONSOL Energy Inc.	166,199	1,132

	Integrated Oil & Gas (45.5%)
	Exxon Mobil Corp.	17,891,262	813,516
	Chevron Corp.	8,371,518	767,668
	Occidental Petroleum Corp.	4,011,847	51,954
^,*	Unit Corp.	122,339	5

	Oil & Gas Exploration & Production (21.2%)
	ConocoPhillips	3,685,954	155,474
	EOG Resources Inc.	2,566,892	130,834
	Pioneer Natural Resources Co.	751,064	68,797
	Concho Resources Inc.	889,923	48,519
	Hess Corp.	916,384	43,501
	Cabot Oil & Gas Corp.	1,944,180	38,573
	Diamondback Energy Inc.	704,923	30,016
	Marathon Oil Corp.	3,766,060	20,111
	Devon Energy Corp.	1,826,886	19,749
	Noble Energy Inc.	2,172,446	18,965
	Apache Corp.	1,691,817	18,255
^	Texas Pacific Land Trust	28,063	16,456
	EQT Corp.	1,167,100	15,569
	Parsley Energy Inc. Class A	1,391,810	12,721
	Cimarex Energy Co.	462,932	12,166
*	WPX Energy Inc.	1,907,340	10,815
*	CNX Resources Corp.	933,196	9,509
	Ovintiv Inc.	1,190,122	9,152
	Murphy Oil Corp.	753,021	8,999
*	Southwestern Energy Co.	2,671,098	8,040
	Range Resources Corp.	1,100,806	6,594
*	PDC Energy Inc.	499,754	6,087
^	Continental Resources Inc.	432,248	5,286
*	Matador Resources Co.	532,469	4,175
^,*	Antero Resources Corp.	1,299,387	3,885
	Kosmos Energy Ltd.	1,997,267	3,635
*	Magnolia Oil & Gas Corp. Class A	611,058	3,391
	Viper Energy Partners LP	304,279	3,192
	SM Energy Co.	573,148	2,017
	Brigham Minerals Inc. Class A	131,045	1,736
*	Bonanza Creek Energy Inc.	94,720	1,601
*	Montage Resources Corp.	249,444	1,527
*	Talos Energy Inc.	125,138	1,520
^,*	Callon Petroleum Co.	2,230,448	1,491
*	W&T Offshore Inc.	570,202	1,488
	Berry Corp.	348,578	1,478
	QEP Resources Inc.	1,522,200	1,299
*	Gulfport Energy Corp.	834,125	1,260
^,*	Centennial Resource Development Inc. Class A	1,226,987	1,239
^,*	Northern Oil and Gas Inc.	1,485,219	1,157
*	Laredo Petroleum Inc.	1,177,263	999
*,^	Chesapeake Energy Corp.	70,178	913
^,*	Oasis Petroleum Inc.	1,944,013	895
*	Penn Virginia Corp.	100,964	886

	Falcon Minerals Corp.		321,101	800
^,*	Tellurian Inc.		770,909	771
^,*	Denbury Resources Inc.		3,580,789	763
^,*	Ring Energy Inc.		627,166	746
^,*	Gran Tierra Energy Inc.		2,974,815	709
*	SandRidge Energy Inc.		378,344	598
^,*	California Resources Corp.		448,367	596
^,*	Extraction Oil & Gas Inc.		1,322,940	384
*	HighPoint Resources Corp.		85,007	20
*	Sanchez Energy Corp.		111	—

	Oil & Gas Refining & Marketing (12.3%)
	Phillips 66		1,994,234	156,069
	Valero Energy Corp.		1,847,694	123,130
	Marathon Petroleum Corp.		2,917,307	102,514
	HollyFrontier Corp.		737,687	23,200
	World Fuel Services Corp.		309,762	7,893
	Delek US Holdings Inc.		354,689	6,977
^,*	Renewable Energy Group Inc.		211,238	6,010
	PBF Energy Inc. Class A		524,177	5,567
	CVR Energy Inc.		150,270	3,065
*	Green Plains Inc.		242,737	2,075
*	Par Pacific Holdings Inc.		209,936	1,950
*	REX American Resources Corp.		32,034	1,879
*	Clean Energy Fuels Corp.		884,477	1,849
^,*	New Fortress Energy LLC		78,073	1,083

	Oil & Gas Storage & Transportation (11.4%)
	Kinder Morgan Inc.		8,293,273	131,034
	Williams Cos. Inc.		5,354,817	109,399
	ONEOK Inc.		1,828,793	67,098
*	Cheniere Energy Inc.		1,027,980	45,591
	Targa Resources Corp.		1,046,831	18,728
	Plains GP Holdings LP Class A		806,967	8,062
	Equitrans Midstream Corp.		996,282	8,060
	Antero Midstream Corp.		1,364,827	6,524
	EnLink Midstream LLC		1,366,302	3,224
	International Seaways Inc.		126,740	2,874
^	Rattler Midstream LP		231,397	1,946
*	Dorian LPG Ltd.		225,784	1,856
*	Hess Midstream LP Class A		94,050	1,826
*	Diamond S Shipping Inc.		150,827	1,652
*	Altus Midstream Co. Class A		613,623	423
				3,249,191
Total Common Stocks (Cost $5,916,172)				3,566,386
		Coupon
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
1,2	Vanguard Market Liquidity Fund (Cost $35,079)	0.307%	350,884	35,088
Total Investments (100.3%) (Cost $5,951,251)				3,601,474
Other Assets and Liabilities—Net (-0.3%)2				(10,099)
Net Assets (100%)				3,591,375
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,665,000.
* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $35,392,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Hess Corp.	2/2/21	GSI	13,221	(0.172)	1,020	—
Kinder Morgan Inc.	9/2/20	BOANA	10,661	(0.330)	580	—
					1,600	—

1 Payment received/paid monthly.
BOANA —Bank of America NA.
GSI—Goldman Sachs International.

At May 31, 2019, counterparties had deposited in a segregated account securities with a value of $2,293,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and req uires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at May 31, 2020.

Energy Index Fund

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments a nd derivatives as of May
31, 2020, based on the inputs used to value them:

Energy Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,566,386	—	—	3,566,386
Temporary Cash Investments	35,088	—	—	35,088
Total	3,601,474	—	—	3,601,474
Derivative Financial Instruments
Assets
Swap Contracts	—	1,600	—	1,600